Schedule of Reconciles Singapore Statutory Rates (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Profit before income taxes	$ 76,736	$ 103,697	$ (499,557)	$ (24,651)	$ (33,313)	$ 210,917
Singapore statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%	17.00%
Non-deductible depreciation	13.00%	13.00%	0.00%	(70.00%)	(70.00%)	9.00%
Non-deductible professional fees	59.00%	59.00%	(0.00%)	(467.00%)	(467.00%)	62.00%
Other non-deductible expenses	2.00%	2.00%	(24.00%)	(39.00%)	(39.00%)	5.00%
Tax rebate and exemption	(9.00%)	(9.00%)	0.00%	67300.00%	67300.00%	(26.00%)
Effective tax rate	82.00%	82.00%	(7.00%)	114.00%	114.00%	67.00%